Subsequent Events (Narrative) (Details) (USD $)	0 Months Ended				12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Oct. 07, 2014	Jul. 08, 2014	Apr. 08, 2014	Jan. 07, 2014	Dec. 31, 2013	Jan. 07, 2015	Feb. 23, 2015	Dec. 31, 2014	Mar. 02, 2015
Subsequent Event [Line Items]
Dividends Payable, Date to be Paid	Oct. 07, 2014	Jul. 08, 2014	Apr. 08, 2014
Common Stock, Dividends, Per Share, Cash Paid				$ 0.24
Common Class A [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock					$ 279,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Date to be Paid						Jan. 07, 2015	Apr. 07, 2015
Common Stock, Dividends, Per Share, Cash Paid						$ 0.29
Dividends Payable, Date of Record							Mar. 20, 2015	Dec. 19, 2014
Dividends Payable, Date Declared							Feb. 23, 2015
Dividends Payable, Amount Per Share						$ 0.29	$ 0.32
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share									$ 34.75
Stock Issued During Period, Value, Stock Options Exercised									1,402,500
Proceeds from Issuance of Common Stock									$ 166,000,000
Stock Issued During Period, Shares, Other									10,752,500
Subsequent Event [Member] | GA QTS Interholdco LLC [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction									5,752,500
Stock Issued During Period, Shares, Other									5,000,000